                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: July 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Money Market Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS THE MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended July 31, 2005

MARKET CONDITIONS


Throughout the six-months ended July 31, 2005, the Federal Open Market Committee ("the Fed") continued the tightening cycle it began in June of 2004. At the start of the reporting period, the target rate for federal funds stood at 2.25 percent, reflecting five previous increases of 25 basis points each. During the reporting period, the Fed implemented four additional increases, also of 25 basis points each. As a result, the rate stood at 3.25 percent, a three-year high, at the close of the reporting period.

PERFORMANCE ANALYSIS


As of July 31, 2005, U.S. Government Money Market Trust had net assets of more than $1.0 billion and an average portfolio maturity of 46 days. For the six-months ended July 31, 2005, the Fund returned 1.07 percent. For the seven-day period ended July 31, 2005, the Fund provided an effective annualized yield of
2.62 percent and a current annualized yield of 2.59 percent, while its 30-day moving average annualized yield for July was 2.55 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund, emphasizing high-quality money market obligations. We avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on money market securities. As short-term interest rates climbed, we reinvested the proceeds of maturing short-term holdings into higher yielding securities. If rates continue to rise during the remainder of 2005, we anticipate continuing with this approach.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   U.S. Government Agencies                            93.9%
   Repurchase Agreements                                5.1
   U.S. Treasury Bills                                  1.0

   MATURITY SCHEDULE
   1-30 Days                                           54.9%
   31-60 Days                                          11.3
   61-90 Days                                          14.3
   91-120 Days                                         15.1
   121 + Days                                           4.4

Data as of July 31, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IF IT IS UNABLE TO DO SO, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/05 - 07/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/05 -
                                                                     02/01/05            07/31/05             07/31/05
                                                                   -------------       -------------       ---------------
Actual (1.07% return).......................................         $1,000.00           $1,010.70              $3.70
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.12              $3.72

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower, but close to, its performance peer group average for each of the one-, three- and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also higher than the average total expense ratio of the funds included in the Fund's expense peer group. The Board considered that the Fund's higher than average management fee rate was attributable in part to higher transfer agency fees due to the Fund's small average account size. The Board concluded that the Fund's management fee and total expense ratio, taking into account the higher transfer agency fees, were not excessive.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED)

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Government Agency - Discount Notes (82.2%)
$463,288    Federal Home Loan Banks...................  2.90 - 3.54%  08/03/05 - 10/26/05   $  461,697,393
 300,507    Federal Home Loan Mortgage Corp. .........  3.11 - 3.64   08/08/05 - 12/13/05      298,373,042
  50,000    Federal National Mortgage Assoc. .........  3.08 - 3.45   08/10/05 - 10/12/05       49,739,939
  15,000    Tennessee Valley Authority................     3.22            08/11/05             14,983,950
                                                                                           ---------------
            Total U.S. Government Agency - Discount Notes (Cost $824,794,324)...........       824,794,324
                                                                                           ---------------
            U.S. Government Agency - Floating Rate Notes (12.3%)
  28,900    Federal Farm Credit Banks.................  3.27 - 3.34   11/23/05 - 02/21/06       28,902,834
  95,000    Federal Home Loan Banks...................  3.15 - 3.34   08/26/05 - 05/10/06       94,977,483
                                                                                           ---------------
            Total U.S. Government Agency - Floating Rate Notes (Cost $123,880,317)......       123,880,317
                                                                                           ---------------
            Repurchase Agreements (5.1%)
  50,000    Goldman Sachs Group, Inc. (The) (dated
              07/29/05; proceeds $50,013,792) (a).....     3.31            08/01/05             50,000,000
   1,174    The Bank of New York (dated 07/29/05;
              proceeds $1,174,053) (b)................    3.188            08/01/05              1,173,741
                                                                                           ---------------
            Total Repurchase Agreements (Cost $51,173,741)..............................        51,173,741
                                                                                           ---------------
            U.S. Government Obligation (1.0%)
  10,000    U.S. Treasury Bill (Cost $9,919,405)......     3.29            10/27/05              9,919,405
                                                                                           ---------------

            Total Investments (Cost $1,009,767,787) (c).................            100.6%  1,009,767,787

            Liabilities in Excess of Other Assets.......................            (0.6)      (6,147,263)
                                                                                    -----  --------------
            Net Assets..................................................            100.0% $1,003,620,524
                                                                                    =====  ==============

---------------------

    (a)  Collateralized by Federal Home Loan Banks Floating Rate
         Notes 3.259% due 06/12/06 - 12/13/06 valued at $51,004,768.
    (b) Collateralized by Federal National Mortgage Assoc. 4.122% due 07/01/18 valued at $1,344,803.
    (c)  Cost is the same for federal income tax purposes.

8
                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2005 (unaudited)

Assets:
Investments in securities, at
  value
  (cost $1,009,767,787)...........  $1,009,767,787
Cash..............................          90,001
Receivable for:
    Interest......................         598,634
    Shares of beneficial interest
      sold........................             575
Prepaid expenses and other
  assets..........................          80,532
                                    --------------
    Total Assets..................   1,010,537,529
                                    --------------
Liabilities:
Payable for:
    Shares of beneficial interest
      redeemed....................       6,313,149
    Investment advisory fee.......         317,464
    Distribution fee..............          81,155
    Administration fee............          40,577
Accrued expenses and other
  payables........................         164,660
                                    --------------
    Total Liabilities.............       6,917,005
                                    --------------
    Net Assets....................  $1,003,620,524
                                    ==============
Composition of Net Assets:
Paid-in-capital...................  $1,003,554,004
Accumulated undistributed net
  investment income...............          66,520
                                    --------------
    Net Assets....................  $1,003,620,524
                                    ==============
Net Asset Value Per Share,
1,003,618,915 shares outstanding
(unlimited shares authorized of
$.01 par value)...................           $1.00
                                    ==============

Statement of Operations
For the six months ended July 31, 2005 (unaudited)

Net Investment Income:
Interest Income......................  $14,990,417
                                       -----------
Expenses
Investment advisory fee..............    2,051,385
Transfer agent fees and expenses.....      905,444
Distribution fee.....................      520,325
Administration fee...................      260,162
Shareholder reports and notices......       91,481
Custodian fees.......................       26,706
Professional fees....................       26,699
Registration fees....................       20,118
Trustees' fees and expenses..........       10,579
Other................................       31,124
                                       -----------
    Total Expenses...................    3,944,023

Less: amounts waived/reimbursed......      (43,280)
                                       -----------
    Net Expenses.....................    3,900,743
                                       -----------
Net Investment Income................  $11,089,674
                                       ===========

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2005    JANUARY 31, 2005
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   11,089,674    $    8,941,329
Dividends to shareholders from net investment income........     (11,108,267)       (8,966,340)
Net decrease from transactions in shares of beneficial
  interest..................................................    (119,106,632)     (146,513,383)
                                                              --------------    --------------
    Net Decrease............................................    (119,125,225)     (146,538,394)
Net Assets:
Beginning of period.........................................   1,122,745,749     1,269,284,143
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $66,520 and $85,113, respectively).......................  $1,003,620,524    $1,122,745,749
                                                              ==============    ==============

                       See Notes to Financial Statements
 10

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreement

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

For the year ended January 31, 2005 and through April 30, 2006, the Investment Adviser agreed to waive its fee and reimburse expenses to the extent they exceed 0.75% of the daily net assets of the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended July 31, 2005 aggregated $14,834,315,781 and $14,967,325,613, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

compensation. Aggregate pension costs for the six months ended July 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,616. At July 31, 2005, the Fund had an accrued pension liability of $61,633 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2005    JANUARY 31, 2005
                                                              --------------   ----------------

Shares sold.................................................   1,077,577,183     2,729,300,423
Shares issued in reinvestment of dividends..................      11,055,326         8,935,675
                                                              --------------    --------------
                                                               1,088,632,509     2,738,236,098
Shares redeemed.............................................  (1,207,739,141)   (2,884,749,481)
                                                              --------------    --------------
Net decrease................................................    (119,106,632)     (146,513,383)
                                                              ==============    ==============

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED) continued

brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                    FOR THE YEAR ENDED JANUARY 31,
                                                      MONTHS ENDED       --------------------------------------------------------
                                                      JULY 31, 2005       2005      2004         2003         2002         2001
                                                      -------------      -------   -------      -------      -------      -------
                                                       (unaudited)
Selected Per Share Data:
Net asset value, beginning of period................     $  1.00         $  1.00   $  1.00      $  1.00      $  1.00      $  1.00
                                                         -------         -------   -------      -------      -------      -------
Net investment income from investment operations....       0.011           0.008     0.004        0.011        0.032        0.056
Less dividends from net investment income...........      (0.011)         (0.008)   (0.004)      (0.011)      (0.032)      (0.056)
                                                         -------         -------   -------      -------      -------      -------
Net asset value, end of period......................     $  1.00         $  1.00   $  1.00      $  1.00      $  1.00      $  1.00
                                                         =======         =======   =======      =======      =======      =======
Total Return........................................        1.07%(1)        0.78%     0.45%        1.06%        3.25%        5.80%
Ratios To Average Net Assets:
Expenses............................................        0.75%(2)(3)     0.73%     0.71%(3)     0.74%(3)     0.74%(3)     0.78%
Net investment income...............................        2.13%(2)(3)     0.74%     0.43%(3)     1.03%(3)     3.14%(3)     5.61%
Supplemental Data:
Net assets, end of period, in millions..............     $ 1,004         $ 1,123   $ 1,269      $ 1,340      $ 1,257      $ 1,243

---------------------------------------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         ----------------          -----           ------------
         July 31, 2005              0.76%               2.12%
         January 31, 2004           0.71                0.43
         January 31, 2003           0.76                1.01
         January 31, 2002           0.81                3.07

                                                                              15
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
U.S. Government
Money Market Trust

Semiannual Report
July 31, 2005

[MORGAN STANLEY LOGO]

37960RPT RA05-00752P-Y07/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005








                                       3